Annual Operating Expenses {- Fidelity Freedom Blend 2030 Fund} - 03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-05 - Fidelity Freedom Blend 2030 Fund - Premier Class	Aug. 03, 2022
Operating Expenses:
Management fee	0.23%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.23%	[1]

[1]	(a)Adjusted to reflect current fees.